Fair Value of Financial Instruments:	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments: [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS:

N O T E     Q     -     F A I R    V A L U E     M E A S U R E M E N T S     A N D     D I S C L O S U R E S :

The Company utilizes fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Available for sale securities are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a non-recurring basis, such as impaired loans and ORE. These non-recurring fair value adjustments typically involve application of lower of cost or market accounting or write-downs of individual assets. Additionally, the Company is required to disclose, but not record, the fair value of other financial instruments.

Fair Value Hierarchy

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

Level 2 –Valuation is based upon quoted market prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3 –Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Following is a description of valuation methodologies used for assets recorded at fair value. The Company does not record any liabilities at fair value.

Cash and Due from Banks

The carrying amount shown as cash and due from banks approximates fair value.

Available for Sale Securities

The fair value of available for sale securities is based on quoted market prices. The Company’s available for sale securities are reported at their estimated fair value, which is determined utilizing several sources. The primary source is Interactive Data Corporation, which utilizes pricing models that vary based by asset class and include available trade, bid and other market information and whose methodology includes broker quotes, proprietary models and vast descriptive databases. The other source for determining fair value is matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark securities. All of the Company’s available for sale securities are Level 2 assets.

Held to Maturity Securities

The fair value of held to maturity securities is based on quoted market prices.

Other Investments

The carrying amount shown as Other Investments approximates fair value.

Federal Home Loan Bank Stock

The carrying amount shown as Federal Home Loan Bank Stock approximates fair value.

Loans

The fair value of fixed rate loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings for the remaining maturities. The cash flows considered in computing the fair value of such loans are segmented into categories relating to the nature of the contract and collateral based on contractual principal maturities. Appropriate adjustments are made to reflect probable credit losses. Cash flows have not been adjusted for such factors as prepayment risk or the effect of the maturity of balloon notes. The fair value of floating rate loans is estimated to be its carrying value. At each reporting period, the Company determines which loans are impaired. Accordingly, the Company’s impaired loans are reported at their estimated fair value on a non-recurring basis. An allowance for each impaired loan, which are generally collateral-dependent, is calculated based on the fair value of its collateral. The fair value of the collateral is based on appraisals performed by third-party valuation specialists. Factors including the assumptions and techniques utilized by the appraiser are considered by Management. If the recorded investment in the impaired loan exceeds the measure of fair value of the collateral, a valuation allowance is recorded as a component of the allowance for loan losses. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as a non-recurring Level 2 asset. When an appraised value is not available or Management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the impaired loan as a non-recurring Level 3 asset.

Other Real Estate

In the course of lending operations, Management may determine that it is necessary to foreclose on the related collateral. Other real estate acquired through foreclosure is carried at fair value, less estimated costs to sell. The fair value of the collateral is based on appraisals performed by third-party valuation specialists. Factors including the assumptions and techniques utilized by the appraiser are considered by Management. If the current appraisal is more than one year old and/or the loan balance is more than $200,000, a new appraisal is obtained. Otherwise, the Bank’s in-house property evaluator and management will determine the fair value of the collateral, based on comparable sales, market conditions, Management’s plans for disposition and other estimates of fair value obtained from principally independent sources, adjusted for estimated selling costs. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the other real estate as a non-recurring Level 2 asset. When an appraised value is not available or Management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the other real estate as a non-recurring Level 3 asset.

Cash Surrender Value of Life Insurance

The carrying amount of cash surrender value of bank-owned life insurance approximates fair value.

Deposits

The fair value of non-interest bearing demand and interest bearing savings and demand deposits is the amount reported in the financial statements. The fair value of time deposits is estimated by discounting the cash flows using current rates of time deposits with similar remaining maturities. The cash flows considered in computing the fair value of such deposits are based on contractual maturities, since approximately 98% of time deposits provide for automatic renewal at current interest rates.

Federal Funds Purchased and Securities Sold under Agreements to Repurchase

The carrying amount shown as federal funds purchased and securities sold under agreements to repurchase approximates fair value.

Borrowings from Federal Home Loan Bank

The fair value of FHLB fixed rate borrowings is estimated using discounted cash flows based on current incremental borrowing rates for similar types of borrowing arrangements. The Company has no FHLB variable rate borrowings.

Commitments to Extend Credit and Standby Letters of Credit

Because commitments to extend credit and standby letters of credit are generally short-term and at variable rates, the contract value and estimated value associated with these instruments are immaterial.

The balances of available for sale securities, which are the only assets measured at fair value on a recurring basis, by level within the fair value hierarchy and by investment type, as of December 31, 2011, 2010 and 2009 were as follows (in thousands):

		Fair Value Measurements Using
December 31, 2011	Total	Level 1	Level 2	Level 3
U.S. Treasuries	$54,010	$	$54,010	$
U.S. Government agencies	179,180		179,180
Mortgage-backed securities	5,001		5,001
States and political subdivisions	40,077		40,077
Equity securities	650		650
Total	$278,918	$	$278,918	$

		Fair Value Measurements Using
December 31, 2010	Total	Level 1	Level 2	Level 3
U.S. Treasuries	$26,509	$	$26,509	$
U.S. Government agencies	218,596		218,596
States and political subdivisions	41,323		41,323
Equity securities	650		650

Total	$287,078	$	$287,078	$

		Fair Value Measurements Using
December 31, 2009	Total	Level 1	Level 2	Level 3
U.S. Treasuries	$24,740	$	$24,740	$
U.S. Government agencies	214,578		214,578
Mortgage-backed securities	31,262		31,262
States and political subdivisions	40,204		40,204
Equity securities	650		650

Total	$311,434	$	$311,434	$

Impaired loans, which are measured at fair value on a non-recurring basis, by level within the hierarchy as of December 31, 2011, 2010 and 2009 were as follows (in thousands):

		Fair Value Measurements Using
December 31:	Total	Level 1	Level 2	Level 3
2011	$66,262	$	$	$66,262
2010	14,295			14,295
2009	20,110			20,110

The following table sets forth a summary of changes in the fair value of impaired loans which are measured using level 3 inputs (in thousands):

For the year ended December 31,	2011	2010
Balance, beginning of year	$14,295	$20,110
Additions to impaired loans and troubled debt restructurings	61,165	5,519
Principal payments, charge-offs and transfers to other real estate	(7,115)	(12,286)
Change in allowance for loan losses on impaired loans	(2,083)	952

Balance, end of year	$66,262	$14,295

Other real estate, which is measured at fair value on a non-recurring basis, by level within the hierarchy as of December 31, 2011, 2010 and 2009 were as follows (in thousands):

		Fair Value Measurements Using
December 31:	Total	Level 1	Level 2	Level 3
2011	$6,153	$	$3,360	$2,793
2010	5,744		1,249	4,495
2009	1,521			1,521

The following table presents a summary of changes in the fair value of other real estate which is measured using Level 3 inputs:

For the year ended December 31,	2011	2010
Balance, beginning of year	$4,495	$1,521
Loans transferred to ORE	3,063	4,466
Sales and transfers to Level 2	(4,129)	(1,415)
Writedowns	(636)	(77)

Balance, end of year	$2,793	$4,495

The carrying value and fair values of financial assets and financial liabilities at December 31, 2011, 2010 and 2009 are as follows (in thousands):

		2011			2010			2009
	Carrying Amount		Fair Value	Carrying Amount		Fair Value	Carrying Amount		Fair Value
Financial Assets:
Cash and due from banks	$36,929		$36,929	$24,147		$24,147	$29,155		$29,155
Available for sale securities	278,918		278,918	287,078		287,078	311,434		311,434
Held to maturity securities	1,429		1,492	1,915		2,010	3,202		3,341
Other Investments	3,930		3,930	3,926		3,926	4,036		4,036
Federal Home Loan Bank Stock	2,581		2,581	2,281		2,281	5,016		5,016
Loans, net	424,272		427,881	403,248		407,363	457,148		460,588
Other real estate	6,153		6,153	5,744		5,744	1,521		1,521
Cash surrender value of life insurance	16,196		16,196	15,951		15,951	15,329		15,329
Financial Liabilities:
Deposits:
Non-interest bearing	97,581		97,581	108,278		108,278	96,541		96,541
Interest bearing	370,858		372,019	375,862		376,715	374,160		375,052

Total deposits	468,439		469,600	484,140		484,993	470,701		471,593
Federal funds purchased and securities sold under agreements to repurchase	157,601		157,601	140,102		140,102	174,431		174,431
Borrowings from
Federal Home Loan Bank	53,324		55,014	42,957		43,990	104,270		105,815